Long-term investment, net - Schedule of long-term investment (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Long-term investment, net
Cost of long-term investment	$ 3,000,000	$ 3,000,000
Less: impairment loss	(3,000,000)	(610,302)
Long-term investment, net	$ 0	$ 2,389,698